Share Purchase Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share Purchase Warrants
Schedule of share purchase warrants
	Number of warrants	Weighted average exercise price

Balance, December 31, 2019	4,527,614	0.18
Issued	-	-
Adjusted for triggered down-round provisions	315,521,528	0.00
Exercised	(63,623,768)	0.00
Expired	(500,000)	0.12
Balance, June 30, 2020	255,925,374	$0.00

	Number of warrants	Weighted average exercise price

Balance, January 1, 2018	4,237,913	$0.19
Issued	500,000	0.12
Expired	(838,240)	0.23
Balance, December 31, 2018	3,899,673	0.20
Issued	775,000	0.10
Expired	(147,059)	0.35
Balance, December 31, 2019	4,527,614	$0.18

Schedule of share purchase warrants outstanding
Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.23	February 23, 2022
252,672,760	$0.00	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
255,925,374

Number of warrants outstanding	Exercise price	Expiration date
500,000	$0.12	June 1, 2020
2,222,222	$0.23	February 23, 2022
775,000	$0.10	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
4,527,614